Deferred development costs - Disclosure of detailed information about deferred development costs (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	$ 1,554,584
Amortization and impairment
Ending balance	4,463,748	1,554,584
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening balance	1,554,584	0
Additions	2,909,164	1,554,584
Ending balance	4,463,748	1,554,584
Accumulated amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Amortization and impairment